Equity - Treasury shares (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	194,216,835	194,216,835
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	25,807,878	25,807,878